UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha,   NE

 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014
Shares		Value

	COMMON STOCK - 49.68%
	AGRICULTURE - 1.89%
2,913	Archer-Daniels-Midland Co.	$ 145,242
728	Bunge Ltd.	61,625
		206,867
	BUILDING MATERIALS - 2.99%
2,018	CRH PLC	46,737
728	Eagle Materials, Inc.	74,190
741	Martin Marietta Materials, Inc.	97,041
1,052	Owens Corning, Inc.	37,872
1,115	Vulcan Materials Co.	70,669
		326,509
	CHEMICALS - 4.70%
136	CF Industries Holdings, Inc.	35,043
916	LANXESS AG	56,855
230	LyondellBasell Industries NV	26,301
498	LyondellBasell Industries NV	56,946
1,077	Monsanto Co.	124,555
459	The Mosaic Co.	21,922
3,534	Potash Corp. of Saskatchewan, Inc.	124,255
512	Praxair, Inc.	67,354
		513,231
	COAL - 0.22%
300	Alliance Resource Partners LP	14,928
600	Natural Resource Partners LP	9,528
		24,456
	COMMERCIAL SERVICES - 0.33%
4,774	Great Lakes Dredge & Dock Corp. *	36,378

	ENGINEERING & CONSTRUCTION - 0.29%
432	Fluor Corp.	31,920

	GAS - 0.19%
500	NGL Energy Partners LP	21,290

	IRON/STEEL - 1.76%
5,770	ArcelorMittal	84,186
1,996	Nucor Corp.	108,423
		192,609
	MINING - 5.57%
1,457	Agnico Eagle Mines Ltd.	55,774
5,070	BHP Billiton PLC	160,578
971	Franco-Nevada Corp.	54,864

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014 (Continued)
Shares		Value

	MINING (Continued) - 5.57%
8,412	Glencore PLC	$ 50,617
11,100	Hindalco Industries Ltd.	31,154
2,406	Rio Tinto Ltd.	140,908
2,157	Silver Wheaton Corp.	53,947
4,000	Sumitomo Metal Mining Co. Ltd.	60,782
		608,624
	OIL & GAS - 9.92%
916	Anadarko Petroleum Corp.	103,224
500	Atlas Resource Partners LP	10,060
1,000	BreitBurn Energy Partners LP	22,880
400	Calumet Specialty Products Partners LP	12,148
862	Chevron Corp.	111,586
593	Continental Resources, Inc. *	95,645
3,666	Eni SPA	91,666
756	EOG Resources, Inc.	83,069
400	EV Energy Partners LP	16,720
1,592	Exxon Mobil Corp.	158,340
400	Legacy Reserves LP	12,300
1,600	Linn Energy LLC	50,752
500	Memorial Production Partners LP	11,700
864	Noble Energy, Inc.	62,329
484	Occidental Petroleum Corp.	50,205
565	Phillips 66	49,166
400	QR Energy LP	8,652
3,169	Repsol SA	78,863
300	Seadrill Partners LLC	10,359
500	Suburban Propane Partners LP	22,235
700	Vanguard Natural Resources LLC	20,594
		1,082,493
	OIL & GAS SERVICES - 2.92%
997	Cameron International Corp. *	74,107
300	Exterran Partners LP	8,700
1,240	Halliburton Co.	83,836
620	National Oilwell Varco, Inc.	53,587
113	NOW, Inc. *	3,732
620	Schlumberger Ltd.	67,977
296	Technip SA	27,492
		319,431
	PIPELINES - 16.77%
800	Access Midstream Partners LP	51,480
600	Atlas Pipeline Partners LP	22,158
900	Buckeye Partners LP	71,100

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014 (Continued)
Shares		Value

	PIPELINES (Continued) - 16.77%
1,200	Crestwood Midstream Partners LP	$ 28,032
700	DCP Midstream Partners LP	39,606
300	EQT Midstream Partners LP	29,247
1,700	Enbridge Energy Partners LP	61,744
2,400	Energy Transfer Partners LP	137,880
800	EnLink Midstream Partners LP	24,792
9,600	Enterprise Products Partners LP	390,048
600	Genesis Energy LP	33,420
200	MPLX LP	12,200
1,900	Magellan Midstream Partners LP	159,467
1,300	MarkWest Energy Partners LP	103,649
500	NuStar Energy LP	33,045
1,300	ONEOK Partners LP	77,259
200	Phillips 66 Partners LP	14,800
2,800	Plains All American Pipeline LP	167,804
2,400	Regency Energy Partners LP	79,152
400	Spectra Energy Partners LP	22,796
1,200	Sunoco Logistics Partners LP	59,376
400	TC PipeLines LP	23,448
800	Targa Resources Partners LP	59,520
300	Tesoro Logistics LP	21,084
500	Western Gas Partners LP	38,745
1,300	Williams Partners LP	68,913
		1,830,765
	RETAIL - 0.32%
500	Amerigas Partners LP	23,135
400	Ferrellgas Partners LP	11,400
		34,535
	TRANSPORTATION - 1.81%
300	Golar LNG Partners LP	11,424
269	Kirby Corp. *	32,089
200	Martin Midstream Partners LP	7,856
500	Navios Maritime Partners LP	9,850
3,829	Safe Bulkers, Inc.	33,580
400	Teekay LNG Partners LP	17,360
500	Teekay Offshore Partners LP	17,620
648	Union Pacific Corp.	68,215
		197,994

	TOTAL COMMON STOCK	5,427,102
	(Cost - $5,009,250)

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014 (Continued)
Shares		Value

	EXCHANGE TRADED FUNDS - 19.37%
	DEBT FUND - 19.37%
85,600	PowerShares Senior Loan Portfolio	$ 2,116,888
	TOTAL EXCHANGE TRADED FUNDS
	(Cost - $2,127,276)

	SHORT-TERM INVESTMENT - 25.69%
	MONEY MARKET FUND - 25.69%
2,806,804	BlackRock Liquidity Funds T-Fund Portfolio, 0.00% + ^ * *	2,806,804
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $2,806,804)

	TOTAL INVESTMENTS - 94.74% (Cost - $9,943,330) (a)	$ 10,350,794
	OTHER ASSETS LESS LIABILITIES - 5.26%	574,349
	TOTAL NET ASSETS - 100.00%	$ 10,925,143

* Non-Income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2014.
^ Part or all of this security is a holding in North Peak Asset Management Fund Limited.
** Part or all of this security is a holding in North Peak Asset Management Fund Limited II.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,947,776 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 463,035
	Unrealized depreciation:	$ (60,017)
	Net unrealized appreciation:	$ 403,018

		Unrealized
		Appreciation/
		(Depreciation)
Contracts	OPEN FUTURES CONTRACTS LONG - (1.26) % ^
1	Brent Crude Future June 2015	(1,380)
	(Underlying face Amount at Value $104,350)
11	Cocoa December 2014	16,740
	(Underlying face Amount at Value $355,190)
6	Crude Oil Future June 2015	300
	(Underlying face Amount at Value $558,900)
3	Feeder Cattle November 2014	9,300
	(Underlying face Amount at Value $323,063)
1	Gasoline RBOB December 2014	(634)
	(Underlying face Amount at Value $107,717)
10	Lean Hogs October 2014	(27,390)
	(Underlying face Amount at Value $392,500)

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014 (Continued)
		Unrealized
		Appreciation/
Contracts		(Depreciation)

	OPEN FUTURES CONTRACTS LONG (continued) - (1.26) % ^
2	Live Cattle October 2014	$ 40
	(Underlying face Amount at Value $121,140)
3	Natural Gas Future Octobetr 2014	(9,020)
	(Underlying face Amount at Value $121,950)
1	NY Harbor ULSD Futures December 2014	(3,331)
	(Underlying face Amount at Value $120,658)
1	NYMEX Palladium December 2014	4,200
	(Underlying face Amount at Value $90,955)
8	Soybean Future November 2014	(85,225)
	(Underlying face Amount at Value $409,700)
11	Soybean Meal December 2014	(41,250)
	(Underlying face Amount at Value $385,770)
	TOTAL OPEN FUTURES CONTRACTS LONG	(137,650)

	OPEN FUTURES CONTRACTS SHORT - 1.46% ^
18	Corn Future December 2014	37,800
	(Underlying face Amount at Value $328,275)
10	Cotton December 2014	6,150
	(Underlying face Amount at Value $332,850)
4	Gas Oil Future December 2014	8,800
	(Underlying face Amount at Value $349,300)
15	Soybean Oil Future January 2015	61,158
	(Underlying face Amount at Value $291,600)
13	Wheat Future July 2015	(1,487)
	(Underlying face Amount at Value $389,513)
17	World Sugar #11 October 2014	46,637
	(Underlying face Amount at Value $294,930)
	TOTAL OPEN FUTURES CONTRACTS SHORT	159,058

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURE CONTRACTS	$ 21,408

^ Part or all of this security is a holding in North Peak Asset Management Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014 (Continued)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed‐end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014 (Continued)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2014 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,427,102	$ -	$ -	$ 5,427,102
Exchange Traded Funds	2,116,888	-	-	2,116,888
Short-term Invesment	2,806,804	-	-	2,806,804
Total	$ 10,350,794			$ 10,350,794
Derivatives:
Futures	$ 21,408	$ -	$ -	$ 21,408
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

North Peak Asset Management Fund Limited (NPAMFL) – The Consolidated Portfolio of Investments of the Fund includes NPAMFL, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

NPAMFL will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, NPAMFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014 (Continued)

North Peak Asset Management Fund Limited II (NPAMFL II) – The Consolidated Portfolio of Investments of the Fund includes NPAMFL II, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

NPAMFL II will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, NPAMFL II may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investments in the NPAMFL II is as follows:

	Inception Date of CFC	CFC Net Assets at August 31, 2014	% of Fund Net Assets at August 31, 2014

NPAMFL	4/15/2014	$506,998	4.64%
NPAMFL II	3/18/2013	$100	0.00% *

* Less than 0.01%

Exchange Traded Funds –The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the BlackRock Liquidity Funds T-Fund Portfolio ("BlackRock").  The Fund may redeem its investment from BlackRock at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of BlackRock.  The financial statements of BlackRock, including the portfolio of investments, can be found at www.blackrock.com, or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of August 31, 2014 the percentage of the Fund’s net assets invested in BlackRock was 25.69%.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014 (Continued)

Futures Contracts – The Fund is subject to commodity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risk Exposure Category	Unrealized Gain
Commodity	$ 21,408

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

10/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    10/27/14

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

10/27/14